Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
May 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Summary Existing Swap Agreements
The table below summarizes existing swap agreements at May 31, 2013 and 2012:

(U.S. dollars and euros in millions)					Fair Value at	Fair Value at
		Notional			May 31, 2013	May 31, 2012
Structure	Currency	Amount	Effective Date	Termination Date	Asset (Liability)	Asset (Liability)
5 years	EUR	€230.0	September 25, 2007	September 25, 2012	$—	$(3.5)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	—	(1.4)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.3)	(9.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.1)	(9.3)
5 years	USD	$585.0	September 25, 2007	September 25, 2012	—	(8.9)
5 years	USD	190.0	March 25, 2008	March 25, 2013	—	(4.2)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(3.8)	(9.0)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(6.7)	(10.5)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(1.7)	(1.0)
3 years	USD	270.0	December 27, 2013	September 25, 2016	(5.2)	(3.8)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(7.5)	(8.0)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(7.4)	(7.9)
Credit valuation adjustment					0.6	0.8
Total interest rate instruments					$(54.1)	$(76.2)

Schedule of Interest Rate Swap
The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the years ended May 31, 2013, 2012 and 2011:

(in millions)
Derivatives in cash flow hedging relationship	May 31, 2013	May 31, 2012	May 31, 2011
Interest rate swaps:
Amount of (gain) loss recognized in OCI	$22.0	$20.5	$33.1
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)(1)	49.5	69.0	87.9
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—	—